Stockholder's Equity - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 11, 2015	Aug. 05, 2015	Jun. 22, 2015	Mar. 31, 2016	Dec. 31, 2015	Aug. 06, 2015
Class Of Stock [Line Items]
Convertible stock, conversion description				Following the Merger and the Reclassification, the Company and the Continuing LLC Owners entered into an exchange agreement under which the Continuing LLC Owners (or certain permitted transferees thereof) have the right, from time to time and subject to the terms of the exchange agreement, to exchange their Holdings Units, along with a corresponding number of shares of Class B common stock, for shares of Class A common stock (or cash at the option of the Company) on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and similar transactions.
Continuing LLC Owners [Member] | IPO [Member]
Class Of Stock [Line Items]
Percentage of economic interest	62.90%
Number of units held by owners	62,111,755
Class A Common Stock [Member]
Class Of Stock [Line Items]
Number of stock issued during period					10,491,000
Common stock, shares outstanding	36,597,985			36,597,985	36,597,985	0
Class A Common Stock [Member] | Direct TSG Investors [Member]
Class Of Stock [Line Items]
Number of shares converted			26,106,930
Number of stock issued during period	5,033,945
Class A Common Stock [Member] | Direct TSG Investors [Member] | IPO [Member]
Class Of Stock [Line Items]
Number of stock issued during period	21,072,985
Percentage of voting power	21.40%
Percentage of economic interest	21.40%
Class A Common Stock [Member] | Investor [Member] | IPO [Member]
Class Of Stock [Line Items]
Number of stock issued during period	15,525,000
Percentage of voting power	15.70%
Percentage of economic interest	15.70%
Class B Common Stock [Member]
Class Of Stock [Line Items]
Number of stock issued during period					(10,491,000)
Common stock, shares outstanding				62,067,000	62,112,000	0
Class B Common Stock [Member] | Continuing LLC Owners [Member]
Class Of Stock [Line Items]
Number of stock issued during period		72,602,810
Common stock dividend and voting rights description				The shares of Class B common stock have no rights to dividends or distributions, whether in cash or stock, but entitle the holder to one vote per share on matters presented to stockholders of the Company.	The shares of Class B common stock have no rights to dividends or distributions, whether in cash or stock, but entitle the holder to one vote per share on matters presented to stockholders of the Company.
Class B Common Stock [Member] | Continuing LLC Owners [Member] | IPO [Member]
Class Of Stock [Line Items]
Percentage of voting power	62.90%
Number of units held by owners	62,111,755
Merger Agreement [Member] | Class A Common Stock [Member] | Direct TSG Investors [Member]
Class Of Stock [Line Items]
Number of shares converted			26,106,930
Pla-Fit Holdings, LLC [Member] | Class A Common Stock [Member]
Class Of Stock [Line Items]
Reimbursement of IPO expenses					$ 7,697
Pla-Fit Holdings, LLC [Member] | Class A Common Stock [Member] | IPO [Member]
Class Of Stock [Line Items]
Number of stock issued during period	15,525,000
Pla-Fit Holdings, LLC [Member] | Class A Common Stock [Member] | Continuing LLC Owners [Member] | IPO [Member]
Class Of Stock [Line Items]
Number of stock issued during period	10,491,055
Aggregate amount of units issued	$ 156,946,000
Pla-Fit Holdings, LLC [Member] | Class B Common Stock [Member] | Continuing LLC Owners [Member]
Class Of Stock [Line Items]
Number of stock issued during period		72,602,810